ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Liabilities to Pre-IPO Series C-1 preferred shareholders (Note 15)		¥ 506,478
Funds payable to Institutional Funding Partners(i)		449,127	¥ 253,297
Tax payable		228,660	78,734
Accrued payroll and welfare		168,249	116,674
Deferred revenues		100,448	34,600
Accrued IPO expenses		38,399
Payable to third-party sellers		33,841	27,777
Guarantee liabilities at fair value		30,958	31,191
Security deposits from third-party sellers		10,104	15,287
Accrued professional fees		1,114	13,572
Other accrued expenses		43,651	31,127
Total accrued expenses and other current liabilities	$ 247,611	¥ 1,611,029	¥ 602,259